Basis of presentation and significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Change in Derivative Liability

The following is the change in derivative liability for the nine months ended September 30, 2022:

Balance, December 31, 2021	$531,525
Issuance of new derivative liabilities	576,592
Conversions	(482,253)
Change in fair market value of derivative liabilities	(233,303)
Balance, September 30, 2022	$392,561

The following is the change in derivative liability for the years ended December 31, 2021 and 2020:

Balance, December 31, 2019	$521,700

Issuance of new derivative liabilities	562,620
Conversions to paid-in capital	(440,270)
Change in fair market value of derivative liabilities	(206,501)

Balance, December 31, 2020	437,549

Issuance of new derivative liabilities	1,077,756
Conversions to paid-in capital	(489,279)
Change in fair market value of derivative liabilities	(494,501)
Balance, December 31, 2021	$531,525